SHARE-BASED COMPENSATION (details)	12 Months Ended												12 Months Ended								12 Months Ended						0 Months Ended					12 Months Ended	0 Months Ended																				12 Months Ended					12 Months Ended					0 Months Ended		12 Months Ended		0 Months Ended						6 Months Ended	0 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	May 08, 2014	May 07, 2014	Dec. 31, 2014 Kingsoft	Dec. 31, 2013 Kingsoft	Dec. 31, 2014 Class A Ordinary shares	Dec. 31, 2013 Class A Ordinary shares	Dec. 31, 2014 Class A Ordinary shares Kingsoft	Dec. 31, 2013 Class A Ordinary shares Kingsoft	Dec. 31, 2014 Restricted shares USD ($)	Dec. 31, 2014 Restricted shares CNY	Dec. 31, 2014 Restricted shares Maximum USD ($)	Dec. 31, 2014 Restricted shares Maximum CNY	Dec. 31, 2014 Restricted shares Minimum USD ($)	Dec. 31, 2014 Restricted shares Minimum CNY	Dec. 31, 2014 2014 Restricted Share Plan Restricted shares	Apr. 24, 2014 2014 Restricted Share Plan Restricted shares Maximum	Dec. 31, 2014 2013 Incentive Scheme USD ($)	Dec. 31, 2014 2013 Incentive Scheme CNY	Dec. 31, 2013 2013 Incentive Scheme CNY	Dec. 31, 2012 2013 Incentive Scheme CNY	Dec. 31, 2014 2013 Incentive Scheme Class A Ordinary shares	Jan. 02, 2014 2013 Incentive Scheme Common Stock Maximum	Oct. 01, 2014 2013 Incentive Scheme Restricted shares USD ($)	Jul. 01, 2014 2013 Incentive Scheme Restricted shares USD ($)	Apr. 08, 2014 2013 Incentive Scheme Restricted shares USD ($)	Mar. 21, 2014 2013 Incentive Scheme Restricted shares USD ($)	Jan. 02, 2014 2013 Incentive Scheme Restricted shares USD ($)	Dec. 31, 2014 2013 Incentive Scheme Restricted shares USD ($)	Nov. 01, 2014 2013 Incentive Scheme Restricted shares Employee USD ($)	Oct. 01, 2014 2013 Incentive Scheme Restricted shares Employee	Jul. 01, 2014 2013 Incentive Scheme Restricted shares Employee	Apr. 08, 2014 2013 Incentive Scheme Restricted shares Employee	Oct. 01, 2014 2013 Incentive Scheme Restricted shares Non-Employee	Jul. 01, 2014 2013 Incentive Scheme Restricted shares Non-Employee	Apr. 08, 2014 2013 Incentive Scheme Restricted shares Non-Employee	Jul. 01, 2014 2013 Incentive Scheme Restricted shares Awards that vest annually Employee	Jul. 01, 2014 2013 Incentive Scheme Restricted shares Awards that vest annually Non-Employee	Jul. 01, 2014 2013 Incentive Scheme Restricted shares Awards that vest in the first and second anniversaries from grant date Employee	Oct. 01, 2014 2013 Incentive Scheme Restricted shares Awards that vest in first to fifth annual periods	Mar. 21, 2014 2013 Incentive Scheme Restricted shares Awards that vest in first to fifth annual periods	Jan. 02, 2014 2013 Incentive Scheme Restricted shares Awards that vest in first to fifth annual periods	Jul. 01, 2014 2013 Incentive Scheme Restricted shares Awards that vest in first to fifth annual periods Employee	Apr. 08, 2014 2013 Incentive Scheme Restricted shares Awards that vest in first to fifth annual periods Employee	Jul. 01, 2014 2013 Incentive Scheme Restricted shares Awards that vest in first to fifth annual periods Non-Employee	Jan. 02, 2014 2013 Incentive Scheme Restricted shares Awards that vest in first to fourth annual periods	Jul. 01, 2014 2013 Incentive Scheme Restricted shares Awards that vest in first to fourth annual periods Employee	Jul. 01, 2014 2013 Incentive Scheme Restricted shares Awards that vest in the second anniversary from grant date. Employee	May 26, 2011 2011 Share Award Scheme USD ($)	Dec. 31, 2014 2011 Share Award Scheme USD ($)	Dec. 31, 2014 2011 Share Award Scheme CNY	Dec. 31, 2013 2011 Share Award Scheme CNY	Dec. 31, 2012 2011 Share Award Scheme CNY	May 26, 2011 2011 Share Award Scheme	Dec. 31, 2014 2011 Share Award Scheme Restricted shares USD ($)	Dec. 31, 2014 2011 Share Award Scheme Restricted shares CNY	Dec. 31, 2013 2011 Share Award Scheme Restricted shares CNY	Dec. 31, 2012 2011 Share Award Scheme Restricted shares CNY	Dec. 31, 2013 2011 Share Award Scheme Restricted shares Two employees	Aug. 01, 2014 2011 Share Award Scheme Restricted shares Non-Employee	Mar. 21, 2014 2011 Share Award Scheme Restricted shares Certain employees	Dec. 31, 2013 2011 Share Award Scheme Restricted shares Certain employees	Dec. 31, 2012 2011 Share Award Scheme Restricted shares Certain employees	Aug. 01, 2014 2011 Share Award Scheme Restricted shares Awards that vest immediately	Mar. 21, 2014 2011 Share Award Scheme Restricted shares Awards that vest in first to fifth annual periods	Jan. 01, 2014 2011 Share Award Scheme Restricted shares Awards that vest in first to fifth annual periods	Jul. 01, 2014 2011 Share Award Scheme Restricted shares Awards that vest in first to fourth annual periods	Apr. 08, 2014 2011 Share Award Scheme Restricted shares Awards that vest in first to fourth annual periods	Jan. 01, 2014 2011 Share Award Scheme Restricted shares Awards that vest in first to fourth annual periods	Jul. 01, 2014 2011 Share Award Scheme Restricted shares Awards that vest in first to fourth annual periods	Jan. 01, 2014 2011 Share Award Scheme Restricted shares Awards that vest in first to fourth annual periods Employee	Jul. 01, 2014 2011 Share Award Scheme Restricted shares Awards that vest in first to fourth annual periods Certain employees	Apr. 08, 2014 2011 Share Award Scheme Restricted shares Awards that vest in first to fourth annual periods Certain employees	Jan. 01, 2014 2011 Share Award Scheme Restricted shares Awards that vest in first to fourth annual periods Certain employees	Dec. 31, 2014 2011 Share Award Scheme Restricted shares with repurchase options USD ($)	Dec. 31, 2014 2011 Share Award Scheme Restricted shares with repurchase options CNY	Dec. 31, 2013 2011 Share Award Scheme Restricted shares with repurchase options CNY	Dec. 31, 2014 2011 Share Award Scheme Restricted shares with repurchase options Maximum	Dec. 31, 2014 2011 Share Award Scheme Restricted shares with repurchase options Minimum	Dec. 31, 2014 2011 Share Award Scheme Restricted shares with repurchase options Two employees employee	Dec. 31, 2014 Kingsoft Share Award Scheme USD ($)	Dec. 31, 2014 Kingsoft Share Award Scheme CNY	Dec. 31, 2013 Kingsoft Share Award Scheme CNY	Dec. 31, 2012 Kingsoft Share Award Scheme CNY
SHARE-BASED COMPENSATION
Number of shares subject to award																				122,545,665						64,497,718																															100,000,000
Award scheme term																																																				10 years
Aggregate consideration to repurchase vested shares																																																				$ 1.00
Shares available to be granted in the future																																																					5,270,620	5,270,620	12,227,500
Granted																			0											31,376,131	14,300,000	56,176,131	10,000	1,135,000	1,690,000	6,560,000	10,000	320,000	775,000																			13,244,380	13,244,380			3,000,000	211,880	8,822,500	15,127,500	29,050,000								400,000	3,810,000	3,810,000	3,810,000						3,000,000	1,084,000	1,084,000
Vesting period																																											5 years	5 years	5 years	5 years	5 years	5 years	4 years	2 years																	12 years	5 years	5 years	4 years	4 years	4 years
Percentage of the awards vesting on a yearly basis																																								20.00%	20.00%		20.00%	20.00%	20.00%		20.00%		25.00%																			20.00%	20.00%
Percentage of the awards vesting at the end of the first quarter																																																	12.50%
Percentage of the awards vesting on the first anniversary																																																	12.50%																							12.50%
Percentage of the awards vesting on the second anniversary																																																			50.00%																						50.00%
Percentage of the awards vesting on the first and second anniversary																																										25.00%
Percentage of the awards vesting after three months																																																																								12.50%
Represent the awards vesting on the second, third and fourth anniversary																																																																								25.00%
Percentage of the awards vesting on the third and fourth anniversary																																																																									25.00%
Percentage of the awards vesting on a monthly basis																																																																			8.33%
Number of employees																																																																																			2
Repurchase price of vested shares (in dollar pers share)																																																																															4
Requisite service period																																																																																	4 years	1 year
Redemption right liability																																																					84,000	520,000	2,160,000																							84,000	520,000	2,160,000
Change in fair value of redemption right recorded as share-based compensation costs.																																																																														139,000	865,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at beginning of year																																																										50,032,500	50,032,500																									1,560,000	1,560,000
Granted																			0											31,376,131	14,300,000	56,176,131	10,000	1,135,000	1,690,000	6,560,000	10,000	320,000	775,000																			13,244,380	13,244,380			3,000,000	211,880	8,822,500	15,127,500	29,050,000								400,000	3,810,000	3,810,000	3,810,000						3,000,000	1,084,000	1,084,000
Vested																																(1,000)													(13,900,000)	(1,680,000)		(320,000)	(400,000)	(10,000)								(18,590,627)	(18,590,627)																									390,000	390,000
Forfeited													(1,500,000)	(1,500,000)																		(883,000)																										(6,287,500)	(6,287,500)																									45,000	45,000
Unvested at end of year																																55,292,131																										38,398,753	38,398,753																									2,209,000	2,209,000
Vested and expected to vest at end of year																																54,278,571																										91,452,116	91,452,116																									4,369,535	4,369,535
Exercisable																																839,000
Weighted Average Exercise Price
Granted																											$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34
Forfeited																																$ (0.34)
Exercised																																$ 0.34
Outstanding at end of year																																$ 0.34
Vested and expected to vest at end of year																																$ 0.34																										$ 0.30																										$ 1.08
Exercisable at end of year																																$ 0.34
Weighted average grant date fair value
Unvested at beginning of year																																																										$ 0.19																										$ 0.47
Granted																																$ 1.03																										$ 1.27																										$ 3.15
Vested																																$ 1.01																										$ 0.15																										$ 0.47
Forfeited																																$ 1.14																										$ 0.30																										$ 3.20
Unvested at end beginning of year																																$ 1.03																										$ 0.55																										$ 1.73
Vested and expected to vest at the end of the year																																$ 1.03
Exercisable																																$ 1.00
Additional disclosure
Weighted average remaining contractual term of outstanding shares																																9 years 4 days
Weighted average remaining contractual term vested and expected to vest																																9 years 4 days
Weighted average remaining contractual term of exercisable options																																9 years 4 days
Aggregated intrinsic value of outstanding options																																64,802,000
Aggregated intrinsic value of vested and expected to vest																																63,614,000
Aggregated intrinsic value of exercisable options																																983,000
Intrinsic value of shares exercised													1,000	9,000
Fair Value Assumptions
Fair value of ordinary share																2.13		0.90
Risk - free interest rate															3.22%	3.22%	2.65%	2.65%
Expected volatility range															66.20%	66.20%	64.50%	64.50%
Expected exercise multiple															2.8	2.8	2.2	2.2
Fair value of option per share															$ 1.86		$ 0.67
Other disclosures
Share-based compensation expenses	27,927,000	173,274,000	37,396,000	20,287,000																	20,372,000	126,399,000	0	0																													6,650,000	41,259,000	35,527,000	19,073,000																						129,000	799,000					905,000	5,616,000	1,869,000	1,214,000
Ordinary shares, shares issued	0	0	1,000,551,482		1,399,170,937	1,000,551,482	0	1,000,551,482	288,988,560	0	288,988,560	0													1,000
Ordinary shares outstanding for exercised share awards	0	0	900,551,482				0	900,551,482	260,045,912	0	260,045,912	0													1,000
Unrecognised compensation costs																					34,753,000	215,631,000																																				10,928,000	67,805,000
Expected period over which unamortized compensation costs is to be recognized																																																										2 years 7 months 21 days	2 years 7 months 21 days																									1 year 6 months 26 days	1 year 6 months 26 days
Total fair value of vested shares																																																										$ 39,199,000	243,214,000	74,962,000	16,278,000